Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost (Detail)
$ in Thousands
Dec. 31, 2017 USD ($)
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	$ 32,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	1,500
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
PBOP prior service cost	$ 1,300